FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2015
	Fair value measurements using input type
	Level 2	Level 3	Total
	Unaudited
Financial assets related to foreign currency derivative hedging contracts	$2,002	$-	$2,002
Marketable securities	56,207	-	56,207
Contingent consideration related to Mailvision	-	(221)	(221)

Total Financial assets (liability)	$58,209	$(221)	$57,988

	December 31, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total
	Audited
Financial assets related to foreign currency derivative hedging contracts	$127	$-	$127
Marketable securities	59,227	-	59,227
Contingent consideration related to Mailvision	-	(443)	(443)

Total Financial assets (liability)	$59,354	$(443)	$58,911

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2015 (audited)	$(443)
Payment of earn out liability (unaudited)	233
Adjustment due to time change value (unaudited)	(11)

Balance at June 30, 2015 (unaudited)	$(221)